Convertible Preferred Stock, Redeemable Common Stock and Common Stock - 10Q - Schedule of Warrants Outstanding (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	480,415	160,108
Issued in 2016 and 2017
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	6,431	6,431
Warrant exercise price (in dollars per share)	$ 4.28	$ 4.28
Issued in 2018 and 2019
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	87,716	87,716
Warrant exercise price (in dollars per share)	$ 4.56	$ 4.56
Issued in 2019 to Related Party
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	13,281	13,281
Warrant exercise price (in dollars per share)	$ 4.56	$ 4.56
Issued as part of Series A to Related Party
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	52,680	52,680
Warrant exercise price (in dollars per share)	$ 7.17	$ 7.17
Issued as part of the Series A in 2021
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	208,731
Warrant exercise price (in dollars per share)	$ 7.17
Issued in 2021
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	111,576
Warrant exercise price (in dollars per share)	$ 7.17